Schedule of basis loss per ordinary share (Details) - USD ($)	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Loss Per Ordinary Share
Loss attributable to owners of the Company (USD)	$ (2,008,428)	$ (2,513,573)	$ (2,304,026)
Weighted average number of ordinary shares (units)	162,400,712	160,000,000	160,000,000
Basic loss per ordinary share	$ (0.02)	$ (0.02)	$ (0.01)
Diluted loss per ordinary share	$ (0.02)	$ (0.02)	$ (0.01)